UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/15

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
and Shareholder Letter
March 31, 2015

Franklin Strategic Mortgage Portfolio

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/14. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Franklin Strategic Mortgage
Portfolio	3
Performance Summary	6
Your Fund’s Expenses	9
Financial Highlights and
Statement of Investments	11
Financial Statements	22
Notes to Financial Statements	26
Shareholder Information	37

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Franklin Strategic Mortgage Portfolio

This semiannual report for Franklin Strategic Mortgage Portfolio covers the period ended March 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks high total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market by investing at least 80% of its net assets in a portfolio of mortgage securities. The Fund invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in “pools” of mortgage loans issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae and Freddie Mac.1

Portfolio Breakdown
Based on Total Investments as of 3/31/15

Performance Overview

For the six months under review, the Fund’s Class A shares delivered a +2.50% cumulative total return. In comparison, the Fund’s primary benchmark, the Barclays U.S. Mortgage-Backed Securities (MBS) Fixed Rate Index, which measures the performance of investment grade fixed-rate mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, produced a +2.88% total return.2 The Lipper U.S. Mortgage Funds Classification Average, which consists of funds chosen by Lipper that invest primarily in mortgages and securities issued or guaranteed by the U.S. government and certain federal agencies, returned +2.73%.3 The Barclays U.S. Treasury Index, the U.S. Treasury component of the Barclays U.S. Government Index, posted a +3.60% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

U.S. economic growth trends were generally encouraging during the six-month period ended March 31, 2015, although economic expansion slowed in 2015’s first quarter. In the first half of the period, greater spending by consumers, businesses, and state and local governments aided growth. However, low energy prices, harsh weather, labor disruptions and U.S. dollar strength led export levels to fall and businesses to reduce spending in the latter half. Housing market data showed home prices and mortgage rates fell during the six-month period, while home sales rose. Retail sales softened in the second half

1. Securities owned by the Fund but not shares of the Fund are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. Although U.S. government-sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the
U.S. Treasury. Please refer to the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities.
The Fund’s yield and share price are not guaranteed and will fluctuate with market conditions.
2. Source: Morningstar.
3. Source: Lipper, a Thomson Reuters Company. For the six-month period ended 3/31/15, this category consisted of 117 funds. Lipper calculations do not include sales charges or subsidization by a fund’s manager. The Fund’s performance relative to the average might have differed if these or other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 15.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

of the period despite job growth and generally lower gasoline prices. Inflation, as measured by the Consumer Price Index, remained subdued during the six months and fell sharply toward period-end amid lower energy and import prices. Manufacturing and non-manufacturing activities increased, and the unemployment rate declined to 5.5% in March 2015 from 5.9% in September 2014.4

The U.S. Federal Reserve Board (Fed) ended its bond buying program in October 2014, based on its view that underlying economic strength could support ongoing progress in labor market conditions. Although the Fed had repeatedly stated that it could be patient with regard to raising interest rates, toward period-end, the Fed removed the word “patient” from its monetary policy guidance. It added, however, that it might keep interest rates lower than what it viewed as normal.

The 10-year Treasury yield, which moves inversely to price, declined from 2.52% at the start of the period to 1.94% by period-end, as investors sought less risky assets given concerns about the crisis in Ukraine, Greece’s debt negotiations and relatively weak economic growth in Europe and Japan, as well as less robust growth in China. Near period-end, soft domestic data and the Fed’s cautious tone on raising interest rates also supported bond prices.

Dividend Distributions*
10/1/14–3/31/15
		Dividend per Share (cents)
				Advisor
Month	Class A	Class A1	Class C	Class
October	1.6747	1.8832	1.3539	1.8594
November	1.6353	1.8191	1.3449	1.8165
December	1.9886	2.2058	1.6483	2.2033
January	1.4663	1.6635	1.1522	1.6616
February	1.7610	1.9457	1.4695	1.9435
March	1.9657	2.1675	1.6407	2.1651
Total	10.4916	11.6848	8.6095	11.6494

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Investment Strategy

We invest at least 80% of the Fund’s net assets in mortgage securities. The Fund invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in “pools” of mortgage loans issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.1 We may also invest in other types of mortgage securities that may be issued by private issuers, in U.S. Treasuries and in mortgage loans. At least 80% of total assets are invested in securities rated BBB or higher by Standard & Poor’s (S&P), or Baa by Moody’s Investors Service (Moody’s), independent credit rating agencies. Within these parameters, we rely on our research to help us identify attractive investment opportunities.

Manager’s Discussion

The U.S. economy showed strength during the reporting period. Although economic expansion moderated in 2014’s fourth quarter, inflation and the unemployment rate declined during the period. In the real estate market, slightly lower prices, an improved labor market and low interest rates contributed to growth in home sales. Inventory levels, however, remained tight and could increase price levels. The U.S. Federal Reserve Board (Fed) ceased its bond buying program in October 2014 and stated near period-end that it might maintain low interest rates.

High-quality securitized sectors performed well during the period. All sectors produced positive total returns but were outpaced by strong performance from Treasuries. Commercial mortgage-backed securities (CMBS) led results, followed by Fannie Mae, Freddie Mac and mortgage-backed securities (MBS).

In our view, agency MBS remained fully valued. Questions persisted, however, about the demand source for agency MBS now that the Fed has ended its buying program. We felt demand from banks, mortgage real estate investment trusts, overseas investors and domestic money managers would need to rise to compensate for the Fed’s reduced presence in the MBS sector. We believe prepayment levels could increase if mortgage rates continue to approach their lowest levels since the spring of 2013.

4. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

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The Fund’s allocations to CMBS and conventional fixed-rate MBS were significant contributors to performance. Although the Fund’s adjustable-rate MBS (ARMS) sector allocation aided performance, security selection was a detractor. The Fund’s shorter duration positioning detracted from performance over the period as interest rate movements had a negative impact.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

Franklin Strategic Mortgage Portfolio’s broad mortgage strategy looks across all mortgage opportunities to find relative value. The investment team continued to look for strong cash flow fundamentals and valuations seeking to uncover attractive valuations across the mortgage investment universe. We increased our allocation to 2.5% and 3.5% coupon securities and reduced our exposure to 4.0% and 4.5% MBS. The portfolio’s heaviest mortgage allocations were in 2.5%, 3.0% and 3.5% coupon securities. We increased our exposure to ARMS and modestly reduced our exposure to residential MBS, CMBS and fixed-rate MBS. At period-end, the portfolio’s heaviest mortgage allocations were in fixed-rate MBS, followed by ARMS and CMBS. Although we selectively reduced holdings, the Fund remained allocated to CMBS, as we believe commercial real estate fundamentals could slowly and steadily improve over the intermediate term.

We continued to employ a flexible investment approach seeking to take advantage of what we felt were additional investment opportunities in non-agency mortgage securities, non-investment grade mortgage securities and non-U.S. dollar-denominated mortgage securities while maintaining core holdings in agency MBS.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Thank you for your continued participation in Franklin Strategic Mortgage Portfolio. We look forward to serving your future investment needs.

David Yuen serves as a director of quantitative strategy and risk management in the Franklin Templeton Fixed Income department. Mr. Yuen develops portfolio strategies and investment processes with emphasis on sector allocation and relative value security selection procedures. He also implements and manages the risk management system and the performance attribution procedures. Prior to joining Franklin Templeton, Mr. Yuen was a senior investment officer for Susquehanna Partners and a fixed income trading manager at Alex Brown, Inc. Mr. Yuen is a CFA charter-holder and a Financial Risk Manager, as certified by the Global Association of Risk Professionals.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Performance Summary as of March 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	3/31/15	9/30/14	Change
A (N/A)	$9.56	$9.43	+$0.13
A1 (FSMIX)	$9.57	$9.44	+$0.13
C (N/A)	$9.56	$9.43	+$0.13
Advisor (N/A)	$9.56	$9.43	+$0.13

Distributions (10/1/14–3/31/15)
Dividend
Share Class	Income
A	$0.104916
A1	$0.116848
C	$0.086095
Advisor	$0.116494

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PERFORMANCE SUMMARY

Performance as of 3/31/151

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A/A1: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Total Annual
Share Class	Total Return[2]	Total Return[3]	Operating Expenses[4]
A5			1.06%
6-Month	+2.50%	-1.87%
1-Year	+5.04%	+0.53%
5-Year	+31.00%	+4.65%
10-Year	+53.72%	+3.94%
A1			0.81%
6-Month	+2.62%	-1.75%
1-Year	+5.41%	+0.89%
5-Year	+32.81%	+4.93%
10-Year	+58.29%	+4.25%
C			1.46%
6-Month	+2.30%	+1.30%
1-Year	+4.63%	+3.63%
Since Inception (2/1/12)	+11.55%	+3.52%
Advisor[6]			0.81%
6-Month	+2.62%	+2.62%
1-Year	+5.30%	+5.30%
5-Year	+32.65%	+5.81%
10-Year	+58.11%	+4.69%

	Distribution	30-Day Standardized Yield[8]
Share Class	Rate[7]	(with waiver)	(without waiver)
A	2.25%	1.85%	1.85%
A1	2.48%	2.10%	2.10%
C	1.96%	1.52%	1.52%
Advisor	2.58%	2.19%	2.19%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. The Fund’s share price and yield will be affected by interest rate movements and mortgage prepayments. During periods of declining interest rates, principal prepayments tend to increase as borrowers refinance their mortgages at lower rates; therefore the Fund may be forced to reinvest returned principal at lower interest rates, reducing income. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class A:	The Fund began offering a new Class A share on 2/1/12 with a 25 basis point (0.25%) Rule 12b-1 fee. Prior to that date, the Fund offered a Class A share (renamed Class A1).
Class A1
(formerly Class A):	Effective 2/1/12, Class A shares closed to new investors and were renamed Class A1.
Class C:	These shares have higher fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Performance quotations for Class A shares reflect the following methods of calculation: (a) For periods prior to 2/1/12, a restated figure is used based on Class A1 performance and including the Class A Rule 12b-1 fee, and (b) for periods after 2/1/12, actual Class A performance is used, reflecting all charges and fees applicable to that class. Since 2/1/12 (commencement of sales), the cumulative and average annual total returns of Class A shares were +12.95% and +2.51%.
6. Effective 2/1/12, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 fee. Performance quotations for this class reflect the following methods of calculation: a) For periods prior to 2/1/12, a restated figure is used based on the Fund’s oldest share class, Class A1, excluding the effect of its maximum initial sales charge; and b) for periods after 2/1/12, actual Advisor Class performance is used, reflecting all charges and fees applicable to that class. Since 2/1/12
(commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +13.84% and +4.19%.
7. Distribution rate is based on an annualization of the sum of distributions per share for the last 30 days of March and the maximum offering price (NAV for Classes C and
Advisor) per share on 3/31/15.
8. The 30-day standardized yield for the 30 days ended 3/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 10/1/14	Value 3/31/15	Period* 10/1/14–3/31/15
A
Actual	$1,000	$1,025.00	$5.00
Hypothetical (5% return before expenses)	$1,000	$1,020.00	$4.99
A1
Actual	$1,000	$1,026.20	$3.74
Hypothetical (5% return before expenses)	$1,000	$1,021.24	$3.73
C
Actual	$1,000	$1,023.00	$7.01
Hypothetical (5% return before expenses)	$1,000	$1,018.00	$6.99
Advisor
Actual	$1,000	$1,026.20	$3.74
Hypothetical (5% return before expenses)	$1,000	$1,021.24	$3.73

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.99%;
A1: 0.74%; C: 1.39%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

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Financial Highlights
	Six Months Ended
	March 31, 2015	Year Ended September 30,
	(unaudited)	2014	2013	2012 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.43	$9.37	$9.69	$9.47
Income from investment operations[b]:
Net investment income	0.085	0.249	0.229	0.172
Net realized and unrealized gains (losses)	0.150	0.218	(0.202)	0.255
Total from investment operations	0.235	0.467	0.027	0.427
Less distributions from net investment income	(0.105)	(0.407)	(0.347)	(0.207)
Net asset value, end of period	$9.56	$9.43	$9.37	$9.69

Total return[c]	2.50%	5.09%	0.28%	4.57%

Ratios to average net assets[d]
Expenses	0.99%[e]	1.06%[f]	0.96%	1.01%
Net investment income	1.79%	2.37%	2.04%	2.07%

Supplemental data
Net assets, end of period (000’s)	$16,858	$9,920	$8,627	$4,856
Portfolio turnover rate	337.83%	514.95%	674.91%	594.80%
Portfolio turnover rate excluding mortgage dollar rolls[g]	104.03%	133.55%	252.41%	167.39%

aFor the period February 1, 2012 (effective date) to September 30, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
gSee Note 1(f) regarding mortgage dollar rolls.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended
	March 31, 2015		Year Ended September 30,
	(unaudited)	2014	2013	2012	2011	2010
Class A1
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.44	$9.38	$9.69	$9.39	$9.09	$8.75
Income from investment operations[a]:
Net investment income	0.096	0.232	0.190	0.212	0.269	0.333
Net realized and unrealized gains (losses)	0.151	0.259	(0.129)	0.436	0.469	0.487
Total from investment operations	0.247	0.491	0.061	0.648	0.738	0.820
Less distributions from net investment
income	(0.117)	(0.431)	(0.371)	(0.348)	(0.438)	(0.480)
Net asset value, end of period	$9.57	$9.44	$9.38	$9.69	$9.39	$9.09

Total return[b]	2.62%	5.35%	0.64%	7.04%	8.24%	9.61%

Ratios to average net assets[c]
Expenses	0.74%[d]	0.81%[e]	0.71%	0.76%	0.65%	0.70%
Net investment income	2.04%	2.62%	2.29%	2.32%	2.85%	3.76%

Supplemental data
Net assets, end of period (000’s)	$62,456	$64,325	$75,609	$109,162	$102,529	$100,549
Portfolio turnover rate	337.83%	514.95%	674.91%	594.80%	539.76%	341.45%
Portfolio turnover rate excluding mortgage
dollar rolls[f]	104.03%	133.55%	252.41%	167.39%	126.63%	20.82%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dBenefit of waiver and payments by affiliates rounds to less than 0.01%.
eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
fSee Note 1(f) regarding mortgage dollar rolls.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended
	March 31, 2015	Year Ended September 30,
	(unaudited)	2014	2013	2012 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.43	$9.37	$9.69	$9.47
Income from investment operations[b]:
Net investment income	0.066	0.207	0.167	0.155
Net realized and unrealized gains (losses)	0.150	0.223	(0.178)	0.247
Total from investment operations	0.216	0.430	(0.011)	0.402
Less distributions from net investment income	(0.086)	(0.370)	(0.309)	(0.182)
Net asset value, end of period	$9.56	$9.43	$9.37	$9.69

Total return[c]	2.30%	4.68%	(0.11)%	4.29%

Ratios to average net assets[d]
Expenses	1.39%[e]	1.46%[f]	1.36%	1.41%
Net investment income	1.39%	1.97%	1.64%	1.67%

Supplemental data
Net assets, end of period (000’s)	$3,228	$2,409	$2,137	$1,540
Portfolio turnover rate	337.83%	514.95%	674.91%	594.80%
Portfolio turnover rate excluding mortgage dollar rolls[g]	104.03%	133.55%	252.41%	167.39%

aFor the period February 1, 2012 (effective date) to September 30, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
gSee Note 1(f) regarding mortgage dollar rolls.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 13

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended
	March 31, 2015	Year Ended September 30,
	(unaudited)	2014	2013	2012 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.43	$9.37	$9.69	$9.47
Income from investment operations[b]:
Net investment income	0.096	0.371	0.252	0.149
Net realized and unrealized gains (losses)	0.151	0.119	(0.201)	0.294
Total from investment operations	0.247	0.490	0.051	0.443
Less distributions from net investment income	(0.117)	(0.430)	(0.371)	(0.223)
Net asset value, end of period	$9.56	$9.43	$9.37	$9.69

Total return[c]	2.62%	5.35%	0.54%	4.74%

Ratios to average net assets[d]
Expenses	0.74%[e]	0.81%[f]	0.71%	0.76%
Net investment income	2.04%	2.62%	2.29%	2.32%

Supplemental data
Net assets, end of period (000’s)	$10,994	$9,049	$3,007	$1,281
Portfolio turnover rate	337.83%	514.95%	674.91%	594.80%
Portfolio turnover rate excluding mortgage dollar rolls[g]	104.03%	133.55%	252.41%	167.39%

aFor the period February 1, 2012 (effective date) to September 30, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
gSee Note 1(f) regarding mortgage dollar rolls.

14 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Statement of Investments, March 31, 2015 (unaudited)
	Shares		Value
Common Stocks 1.0%
Mortgage REITs 1.0%
American Capital Agency Corp.	22,000		$469,260
Annaly Capital Management Inc.	26,700		277,680
Hatteras Financial Corp.	10,000		181,600
Total Common Stocks (Cost $974,427)			928,540

	Principal
	Amount*

Asset-Backed Securities and Commercial Mortgage-Backed
Securities 34.2%
Finance 34.2%
[a,b]American Homes 4 Rent, 2014-SFR1,
A, 144A, 1.25%, 6/17/31	197,322		195,619
C, 144A, 2.00%, 6/17/31	250,000		248,853
[a,c]Anthracite Ltd., 2004-HY1A, E, 144A, 7.147%, 6/20/41	1,598,000		84,326
[a,b]ARCap REIT Inc., 2004-RR3, A2, 144A, 4.933%, 9/21/45	236,242		241,919
[a]ARCap Resecuritization Trust, 2004-A1, A, 144A, 4.73%, 4/21/24	141,054		142,486
Banc of America Commercial Mortgage Trust,
2006-1, AJ, 5.46%, 9/10/45	1,000,000	1,027,335
2006-4, AJ, 5.695%, 7/10/46	450,000		463,495
2006-4, AM, 5.675%, 7/10/46	300,000		317,469
[b]Bear Stearns Alt-A Trust, 2004-13, A2, 1.054%, 11/25/34	227,220		218,614
Bear Stearns Commercial Mortgage Securities Inc.,
[b]2006-PW11, AJ, 5.605%, 3/11/39	750,000		769,309
[b]2006-PW12, AJ, 5.751%, 9/11/38	300,000		308,331
2006-PW13, AJ, 5.611%, 9/11/41	750,000		772,937
[b]2007-PW16, AM, 5.71%, 6/11/40	750,000		816,871
[b]Bear Stearns Commercial Mortgage Securities Trust,
2004-PWR3, E, 4.998%, 2/11/41	415,700		417,321
2005-T20, E, 5.288%, 10/12/42	215,000		215,434
[a]2006-PW12, B, 144A, 5.742%, 9/11/38	250,000		245,001
Citigroup Commercial Mortgage Trust,
[d]2006-C5, AJ, 5.482%, 10/15/49	328,000		326,693
[b]2007-C6, AM, 5.706%, 6/10/17	500,000		533,194
[b]Citigroup Mortgage Loan Trust Inc.,
2006-WFH3, A3, 0.324%, 10/25/36	7,804		7,819
[a]2013-A, A, 144A, 3.00%, 5/25/42	147,024		148,881
[b]Citigroup/Deutsche Bank Commercial Mortgage Trust,
2005-CD1, E, 5.219%, 7/15/44	215,000		215,220
2006-CD3, AJ, 5.688%, 10/15/48	450,000		438,694
[a,b]Colony American Homes, 2014-1A,
A, 144A, 1.327%, 5/17/31	103,122		102,720
C, 144A, 2.027%, 5/17/31	250,000		246,934
[a]Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	395,540		396,960
[b]Commercial Mortgage Trust, 2005-GG5, AJ, 5.239%, 4/10/37	250,000		251,711
[a]Countryplace Manufactured Housing Contract Trust, 2007-1, A3, 144A, 5.593%, 7/15/37	337,955		344,260
[b]Countrywide Asset-Backed Certificates,
2004-1, M1, 0.924%, 3/25/34	195,768		188,047
2004-7, MV3, 1.224%, 12/25/34	100,053		99,736
2004-14, M1, 0.939%, 6/25/35	80,316		80,345
[a,b]Credit Suisse Mortgage Capital Certificates, 2009-15R, 3A1, 144A, 5.543%, 3/26/36	139,677		142,090
[a,b]Crest Ltd., 2004-1A, B1, 144A, 0.746%, 1/28/40	242,202		239,508
[a]CT CDO III Ltd., 2005-3A, C, 144A, 5.471%, 6/25/35	222,887		222,747
[a,b]CT CDO IV Ltd., 2006-4A, A1, 144A, 0.486%, 10/20/43	316,483		315,250

franklintempleton.com	Semiannual Report	|	15

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Finance (continued)
[a,b]Fairfield Street Solar, 2004-1A, A1, 144A, 0.612%, 11/28/39 (Cayman Islands)	300,236	$290,346
[b]FHLMC Structured Agency Credit Risk Debt Note,
14-DN1, M3, 4.674%, 2/25/24	250,000	257,827
15-DN1, M3, 4.324%, 1/25/25	250,000	257,843
[b]First Franklin Mortgage Loan Asset-Backed Certificates, 2005-FF6, M1, 0.594%, 5/25/36	196,511	194,214
[b]FNMA, 2007-1, NF, 0.424%, 2/25/37	236,963	237,567
[b]FNMA Connecticut Avenue Securities, 1.124%, 5/25/24	204,730	203,618
[b]Freddie Mac Structured Agency Credit Risk Debt Notes,
14-DNA, M3, 4.724%, 10/25/24	250,000	259,079
2015-HQ1, M1, 1.223%, 3/25/25	250,000	250,235
[a]G-Force LLC,
[b]2005-RR2, A3FL, 144A, 0.474%, 12/25/39	136,900	134,373
2005-RRA, B, 144A, 5.09%, 8/22/36	301,489	306,889
2005-RRA, C, 144A, 5.20%, 8/22/36	300,000	292,044
[a,b,d]GCCFC Commercial Mortgage Trust, 2007-GG9, G, 144A, 5.662%, 3/10/39	1,800,000	180,636
[d]GMAC Commercial Mortgage Securities Inc., 2005-C1, B, 4.936%, 5/10/43	800,000	201,220
Green Tree Financial Corp.,
1996-9, M1, 7.63%, 8/15/27	328,501	360,862
1997-3, A6, 7.32%, 3/15/28	27,575	29,242
1997-6, A7, 7.14%, 1/15/29	15,555	16,180
1998-4, A7, 6.87%, 4/01/30	133,956	147,244
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	472,839	477,569
[b]Greenwich Capital Commercial Funding Corp., 2006-GG7,
AJ, 5.82%, 7/10/38	400,000	409,864
AM, 6.014%, 7/10/38	200,000	209,528
[b]GSAA Home Equity Trust, 0.544%, 6/25/35	196,049	188,876
[b]GSAMP Trust, 2005-HE3, M2, 1.179%, 6/25/35	282,552	273,944
[b]Home Equity Mortgage Trust, 2004-4, M3, 1.149%, 12/25/34	623,352	571,904
[a,b]Invitation Homes Trust,
2014-SFR1, B, 144A, 1.677%, 6/17/31	250,000	249,649
2014-SFR2, B, 144A, 1.777%, 9/17/31	200,000	198,707
2014-SFR3, C, 144A, 2.675%, 12/17/31	250,000	254,948
[e]2015-SFR2, C, 144A, 2.178%, 6/17/32	200,000	200,000
JP Morgan Chase Commercial Mortgage Securities Trust,
[a,b]2003-LN1, H, 144A, 5.462%, 10/15/37	251,467	252,984
[a,b]2005-LDP1, E, 144A, 5.409%, 3/15/46	62,591	62,557
[b]2005-LDP5, A, 5.393%, 12/15/44	300,000	303,915
[b]2005-LPD5, F, 5.383%, 12/15/44	250,000	252,173
[b,d]2006-CB14, B, 5.537%, 12/12/44	1,000,000	404,150
[b,d]2006-CB16, B, 5.672%, 5/12/45	240,000	187,460
2006-CB17, AM, 5.464%, 12/12/43	490,000	507,140
[b]2006-LDP7, AJ, 5.873%, 4/15/45	385,000	387,610
[b]JP Morgan Mortgage Acquisition Corp., 2006-ACC1, A4, 0.324%, 5/25/36	242,548	241,334
[a,b]Kildare Securities Ltd., 2007-1A, A2, 144A, 0.385%, 12/10/43 (Ireland)	74,445	74,479
[a,b]Lake Country Mortgage Loan Trust, 2005-HE1, M1, 144A, 0.954%, 12/25/32	30,100	30,029
[b]LB-UBS Commercial Mortgage Trust,
[a]2001-C3, E, 144A, 6.95%, 6/15/36	300,000	303,259
[a]2004-C7, H, 144A, 5.239%, 10/15/36	274,000	279,303
2006-C1, AJ, 5.276%, 2/15/41	350,000	356,954
2006-C4, AJ, 5.857%, 6/15/38	500,000	518,732
[b]Lehman XS Trust, 2005-1, 2A2, 1.672%, 7/25/35	129,654	125,198

16 | Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*			Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Finance (continued)
[a,b]LNR CDO Ltd.,
2002-1A, DFL, 144A, 1.574%, 7/24/37 (Cayman Islands)	285,051			$283,495
2003-1A, EFL, 144A, 3.173%, 7/23/36 (Cayman Islands)	210,495			210,552
[a,b]Mach One 2004-1A ULC, H, 144A, 6.237%, 5/28/40	246,093			245,857
[b]Master Asset-Backed Securities Trust, 2004-HE1, M2, 1.269%, 9/25/34	221,578			219,996
[b]Merrill Lynch Mortgage Investors Trust,
2003-A, 1A, 0.914%, 3/25/28	317,595			303,293
2004-A1, M1, 4.717%, 2/25/34	254,423			216,802
[b]Merrill Lynch Mortgage Trust, 2005-CKI1,
AJ, 5.282%, 11/12/37	322,000			328,384
D, 5.282%, 11/12/37	230,000			231,371
[b]ML-CFC Commercial Mortgage Trust, 2006-3, A1A, 5.409%, 7/12/46	161,343			170,021
[b]Morgan Stanley ABS Capital I Inc. Trust,
2003-HE1, M1, 1.374%, 5/25/33	391,055			369,648
2005-WMC, M2, 0.909%, 1/25/35	299,365			292,872
Morgan Stanley Capital I Trust,
[a]2005-RR6, AJ, 144A, 5.233%, 5/24/43	176,311			177,398
[b]2006-HQ8, AJ, 5.497%, 3/12/44	399,000			408,301
[a,b]N-Star Real Estate CDO Ltd., 2006-6A, A1, 144A, 0.601%, 6/16/41 (Cayman Islands)	273,975			271,282
[a,b]Newcastle CDO Ltd., 2004-5A, 1, 144A, 0.607%, 12/24/39	204,479			201,242
[b]Novastar Home Equity Loan, 2004-4, M4, 1.824%, 3/25/35	500,000			493,115
Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29	456,123			461,060
[a,b]Progress Residential Trust,
2014-SFR, B, 144A, 2.077%, 10/17/31	250,000			251,806
2015-SFR1, A, 144A, 1.577%, 2/17/32	390,000			388,857
Residential Asset Securities Corp.,
2004-KS1, AI4, 4.213%, 4/25/32	137,322			137,252
2004-KS8, AI6, 4.79%, 9/25/34	170,142			172,044
[b]Residential Funding Mortgage Securities II,
2002-HI5, M1, 6.14%, 1/25/28	94,970			96,245
2003-HI2, M2, 5.58%, 7/25/28	191,700			193,485
2004-HI3, A5, 5.48%, 6/25/34	149,408			154,931
[a,b]Silver Bay Realty Trust, 2014-1, A, 144A, 1.177%, 9/17/31	198,463			196,154
[a,b]Springleaf Mortgage Loan Trust, 2013-1A, M4, 144A, 4.44%, 6/25/58	400,000			404,995
[a,b]SWAY Residential 2014-1 Trust, 2014-1, A, 144A, 1.477%, 1/17/32	247,825			247,057
[b,f]Talisman 6 Finance, Reg S, 0.251%, 10/22/16 (Germany)	204,513	EUR		217,449
Vanderbilt Mortgage Finance, 2002-C, M1, 7.82%, 12/07/32	274,779			290,849
[b]Wachovia Bank Commercial Mortgage Trust,
5.727%, 5/15/16	400,000			406,920
[a]2003-C7, F, 144A, 5.004%, 10/15/35	200,000			201,650
2006-C23, AJ, 5.515%, 1/18/45	400,000			412,158
2006-C25, AJ, 5.86%, 5/15/43	300,000			310,604
[b]WaMu Mortgage Pass-Through Certificates,
2005-AR8, 1A1A, 0.464%, 7/25/45	198,706			187,093
2005-AR19, A1A1, 0.444%, 12/25/45	385,335			372,440
Wells Fargo Mortgage Backed Securities Trust,
[b]2004-W, A9, 2.616%, 11/25/34	205,719			209,423
[b]2005-AR9, 2A2, 2.641%, 10/25/33	307,044			303,903
[b]2005-AR10, 2A3, 2.616%, 6/25/35	191,264			189,741
2007-3, 3A1, 5.50%, 4/25/37	52,113			53,922
Total Asset-Backed Securities and Commercial Mortgage-Backed
Securities (Cost $31,179,238)			32,011,481

franklintempleton.com	Semiannual Report		|	17

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*	Value
Mortgage-Backed Securities 98.1%
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 8.7%
FHLMC, 1.875% - 2.271%, 11/01/16 - 11/05/25	518,952	$533,213
FHLMC, 2.293%, 11/01/37	1,727,266	1,834,984
FHLMC, 2.313% - 2.335%, 3/01/19 - 10/01/36	431,507	461,594
FHLMC, 2.339%, 5/01/37	893,653	960,150
FHLMC, 2.355% - 2.511%, 4/01/18 - 1/01/32	321,384	328,475
FHLMC, 2.515%, 6/01/37	2,728,299	2,923,315
FHLMC, 2.567% - 3.515%, 1/01/18 - 4/01/31	796,529	832,712
FHLMC, 3.884% - 6.877%, 11/01/19 - 7/01/30	243,404	255,401
		8,129,844
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 7.5%
[e]FHLMC Gold 30 Year, 3.50%, 4/01/45	3,150,000	3,301,532
FHLMC Gold 30 Year, 4.50%, 4/01/40	1,125,601	1,227,438
FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35	163,026	181,208
FHLMC Gold 30 Year, 5.00%, 2/01/39	708,273	784,575
FHLMC Gold 30 Year, 5.50%, 9/01/33	73,353	82,739
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	276,139	313,993
FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32	209,171	240,021
FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32	346,005	395,420
FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30	116,131	126,562
FHLMC Gold 30 Year, 8.50%, 10/01/17 - 6/01/21	41,737	43,773
FHLMC Gold 30 Year, 9.00%, 9/01/30	79,068	90,553
FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25	111,231	117,095
FHLMC PC 30 Year, 8.50%, 5/01/17	117,741	123,453
FHLMC PC 30 Year, 9.00%, 6/01/16	106	109
FHLMC PC 30 Year, 9.50%, 8/01/19	3,583	3,618
		7,032,089
[b]Federal National Mortgage Association (FNMA) Adjustable Rate 23.8%
FNMA, 1.356% - 1.439%, 4/01/37	178,566	188,313
FNMA, 1.713% , 1/01/34	833,964	875,454
FNMA, 1.782%, 7/01/34	998,867	1,048,715
FNMA, 1.788% - 1.942%, 1/01/18 -11/01/34	818,834	835,611
FNMA, 1.943% - 1.96%, 6/01/34 -8/01/34	100,552	106,134
FNMA, 2.006%, 9/01/34	2,062,782	2,186,420
FNMA, 2.075%, 4/01/21	4,323	4,337
FNMA, 2.114%, 10/01/33	1,219,087	1,292,046
FNMA, 2.124% - 2.26%, 4/01/18 - 4/01/37	759,791	790,153
FNMA, 2.27%, 9/01/39	1,733,374	1,845,764
FNMA, 2.27% - 2.286%, 7/01/19 -1/01/35	360,181	377,539
FNMA, 2.288%, 4/01/41	2,913,052	3,071,331
FNMA, 2.291% - 2.303%, 6/01/24 -12/01/33	111,401	117,178
FNMA, 2.305%, 10/01/36	835,444	890,406
FNMA, 2.306% - 2.367%, 1/01/23 -2/01/37	848,706	869,207
FNMA, 2.373% - 2.406%, 9/01/24 -4/01/37	504,112	529,796
FNMA, 2.415%, 6/01/35	2,894,952	3,119,039
FNMA, 2.433%, 7/01/38	28,139	28,299
FNMA, 2.435%, 9/01/37	2,201,176	2,366,234
FNMA, 2.46% - 2.585%, 10/01/20 – 10/01/32	877,687	894,165
FNMA, 2.586% - 5.00%, 6/01/17 -7/01/31	768,455	790,504
		22,226,645

18 | Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*	Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate 44.7%
[e]FNMA 15 Year, 2.50%, 4/15/30	10,000,000	$10,271,093
FNMA 15 Year, 5.00%, 6/01/18 – 7/01/18	443,893	466,640
FNMA 15 Year, 5.50%, 3/01/16 - 2/01/18	258,821	272,129
FNMA 15 Year, 6.50%, 8/01/16 - 10/01/16	9,276	9,455
[e]FNMA 30 Year, 3.00%, 4/01/45	8,260,000	8,445,205
[e]FNMA 30 Year, 3.50%, 4/01/45	14,650,000	15,388,223
FNMA 30 Year, 5.00%, 4/01/34	210,506	235,234
FNMA 30 Year, 5.50%, 9/01/33 - 10/01/33	789,997	892,740
FNMA 30 Year, 5.50%, 10/01/33 - 11/01/34	693,467	784,589
FNMA 30 Year, 5.50%, 11/01/34 - 11/01/35	646,034	733,090
FNMA 30 Year, 6.00%, 12/01/23 – 10/01/34	573,023	661,482
FNMA 30 Year, 6.00%, 10/01/34	985,185	1,136,014
FNMA 30 Year, 6.00%, 5/01/35 – 8/01/35	450,343	518,404
FNMA 30 Year, 6.50%, 12/01/27 - 7/01/32	736,236	848,278
FNMA 30 Year, 6.50%, 7/01/32 - 8/01/32	587,535	675,156
FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	40,140	48,408
FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	42,554	50,188
FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28	212,004	236,397
FNMA 30 Year, 9.00%, 12/01/16 - 4/01/25	11,110	11,668
FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	60,917	67,651
FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21	31,808	35,108
FNMA 30 Year, 10.50%, 4/01/22 - 5/01/30	5,985	6,017
FNMA 30 Year, 12.00%, 5/01/16	1	1
FNMA PL 30 Year, 10.00%, 9/01/20	13,428	13,849
		41,807,019
[b]Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA, 1.625%, 11/20/25 - 7/20/27	106,291	110,269
Government National Mortgage Association (GNMA) Fixed Rate 13.3%
GNMA I SF 15 Year, 8.00%, 9/15/15	1,742	1,746
GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	184,511	211,952
GNMA I SF 30 Year, 7.00%, 5/15/17 - 2/15/32	120,221	129,641
GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	46,694	51,013
GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27	84,008	94,491
GNMA I SF 30 Year, 8.25%, 1/15/21 - 5/15/21	48,940	49,150
GNMA I SF 30 Year, 8.50%, 3/15/17 - 7/15/24	74,782	76,636
GNMA I SF 30 Year, 9.00%, 9/15/16 - 8/15/28	10,651	10,738
GNMA I SF 30 Year, 10.00%, 12/15/18	3,583	3,603
GNMA I SF 30 Year, 10.50%, 1/15/16	142	143
[e]GNMA II SF 30 Year, 3.00%, 4/01/45	1,500,000	1,544,619
GNMA II SF 30 Year, 3.50%, 12/20/44	2,555,485	2,694,022
[e]GNMA II SF 30 Year, 3.50%, 4/01/45	4,060,000	4,272,357
[e]GNMA II SF 30 Year, 4.00%, 4/01/45	2,645,000	2,818,268
GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	259,041	309,666
GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	175,348	209,221
GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26	19,233	19,340
GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25	1,925	2,118
GNMA II SF 30 Year, 10.50%, 6/20/20	16	16
		12,498,740
Total Mortgage-Backed Securities (Cost $90,038,355)		91,804,606
Total Investments before Short Term Investments (Cost $122,192,020)		124,744,627

franklintempleton.com	Semiannual Report | 19

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Shares	Value
Short Term Investments 15.0%
Money Market Funds (Cost $4,659,994) 5.0%
[g,h]Institutional Fiduciary Trust Money Market Portfolio	4,659,994	$4,659,994

	Principal
	Amount*
Repurchase Agreements (Cost $9,377,515) 10.0%
i Joint Repurchase Agreement, 0.091%, 4/01/15 (Maturity Value $9,377,539)	9,377,515	9,377,515
BNP Paribas Securities Corp. (Maturity Value $1,311,543)
HSBC Securities (USA) Inc. (Maturity Value $5,508,460)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $2,557,536)
Collateralized by U.S. Government Agency Securities, 0.146% - 0.214%, 8/26/16 - 9/12/17
and U.S. Treasury Notes, 1.50% - 2.75%, 2/28/18 - 11/15/21 (valued at $9,568,052)
Total Investments (Cost $136,229,529) 148.3%		138,782,136
TBA Sale Commitments (3.0)%		(2,838,622)
Other Assets, less Liabilities (45.3)%		(42,407,129)
Net Assets 100.0%		$93,536,385

TBA Sale Commitments (Proceeds $2,824,364)
Government National Mortgage Association (GNMA) Fixed Rate (3.0)%
[j]GNMA I SF, 30 Year, 4.00%, 4/01/45	(2,645,000)	$(2,838,622)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of
Trustees. At March 31, 2015, the aggregate value of these securities was $9,508,102, representing 10.17% of net assets.
bThe coupon rate shown represents the rate at period end.
cSee Note 7 regarding defaulted securities.
dThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
eSecurity purchased on a when-issued or to-be-announced (TBA) basis. See Note 1(d).
fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemp-
tion from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2015, the value of this security was
$217,449, representing 0.23% of net assets.
gNon-income producing.
hSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.
iSee Note 1(c) regarding joint repurchase agreement.
jSecurity sold on a to-be-announced basis resulting in a short position. As such, the Fund is not subject to the deposit requirement or fees and expenses associated with short sale transactions.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

At March 31, 2015, the Fund had the following financial futures contracts outstanding. See Note 1(e).

Financial Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
CME Ultra Long Term U.S. Treasury Bond	Long	1	$169,875	6/19/15	$1,701	$—
U.S. Treasury 30 Year Bond	Long	28	4,588,500	6/19/15	47,959	—
U.S. Treasury 10 Year Note	Short	3	386,719	6/19/15	—	(2,258)
U.S. Treasury 5 Year Note	Short	17	2,043,586	6/30/15	—	(12,285)
Unrealized appreciation (depreciation)					49,660	(14,543)
Net unrealized appreciation (depreciation)					$35,117

At March 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	DBAB	Sell	111,000	$126,107	8/27/15	$6,471	$—
Euro	DBAB	Sell	150,000	196,493	2/05/16	34,209	—
Net unrealized appreciation (depreciation)						$40,680
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2015, the Fund had the following credit default swap contracts outstanding. See Note 1(e).

Credit Default Swap Contracts
Upfront
			Periodic		Premiums
	Counterparty/	Notional	Payment	Expiration	Paid	Unrealized	Unrealized	Market
Description	Exchange	Amount[a]	Rate	Date	(Received) Appreciation		Depreciation	Value	Rating[b]
OTC Swaps
Contracts to Sell Protection[c]
Traded Index
CMBX.NA.AM.2	FBCO	$290,000	0.50%	3/15/49	$(4,023) $2,376		$ —	$(1,647)	Investment
Grade

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
cThe fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securities for traded index swaps.
See Note 8 regarding other derivative information.

See Abbreviations on page 36.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Financial Statements

Statement of Assets and Liabilities
March 31, 2015 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$122,192,020
Cost - Sweep Money Fund (Note 3f)	4,659,994
Cost - Repurchase agreements	9,377,515
Total cost of investments	$136,229,529
Value - Unaffiliated issuers	$124,744,627
Value - Sweep Money Fund (Note 3f)	4,659,994
Value - Repurchase agreements	9,377,515
Total value of investments	138,782,136
Receivables:
Investment securities sold	2,973,653
Capital shares sold	194,190
Dividends and interest	314,491
Due from brokers	88,007
Variation margin	7,265
Unrealized appreciation on forward exchange contracts	40,680
Unrealized appreciation on OTC swap contracts	2,376
Other assets	32
Total assets	142,402,830
Liabilities:
Payables:
Investment securities purchased	45,771,134
Capital shares redeemed	157,686
Management fees	31,460
Distribution fees	9,819
Transfer agent fees	21,226
Distributions to shareholders	24,451
OTC swaps (premiums received $4,141)	4,023
TBA sale commitments, at value (proceeds $2,824,364)	2,838,622
Accrued expenses and other liabilities	8,024
Total liabilities	48,866,445
Net assets, at value	$93,536,385
Net assets consist of:
Paid-in capital	$115,541,153
Distributions in excess of net investment income	(211,983)
Net unrealized appreciation (depreciation)	2,616,545
Accumulated net realized gain (loss)	(24,409,330)
Net assets, at value	$93,536,385

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
March 31, 2015 (unaudited)

Class A:
Net assets, at value	$16,858,352
Shares outstanding	1,763,227
Net asset value per share[a]	$9.56
Maximum offering price per share (net asset value per share ÷ 95.75%)	$9.98
Class A1:
Net assets, at value	$62,455,624
Shares outstanding	6,528,492
Net asset value per share[a]	$9.57
Maximum offering price per share (net asset value per share ÷ 95.75%)	$9.99
Class C:
Net assets, at value	$3,228,448
Shares outstanding	337,558
Net asset value and maximum offering price per share[a]	$9.56
Advisor Class:
Net assets, at value	$10,993,961
Shares outstanding	1,150,433
Net asset value and maximum offering price per share	$9.56

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended March 31, 2015 (unaudited)

Investment income:
Dividends	$34,410
Interest	1,340,872
Paydown gain (loss)	(113,246)
Total investment income	1,262,036
Expenses:
Management fees (Note 3a)	181,859
Distribution fees: (Note 3c)
Class A	17,397
Class C	9,112
Transfer agent fees: (Note 3e)
Class A	9,220
Class A1	42,652
Class C	1,867
Advisor Class	6,780
Custodian fees (Note 4)	581
Reports to shareholders	15,058
Registration and filing fees	34,846
Professional fees	23,751
Trustees’ fees and expenses	1,052
Other	20,537
Total expenses	364,712
Expenses waived/paid by affiliates (Note 3f)	(1,987)
Net expenses	362,725
Net investment income	899,311
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	660,177
Foreign currency transactions	18,841
Futures contracts	337,442
Swap contracts	4,512
Net realized gain (loss)	1,020,972
Net change in unrealized appreciation (depreciation) on:
Investments	316,742
Translation of other assets and liabilities denominated in foreign currencies	31,121
Net change in unrealized appreciation (depreciation)	347,863
Net realized and unrealized gain (loss)	1,368,835
Net increase (decrease) in net assets resulting from operations	$2,268,146

24 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2015	Year Ended
	(unaudited)	September 30, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$899,311	$2,108,332
Net realized gain (loss) from investments, foreign currency transactions, futures
contracts and swap contracts	1,020,972	3,513,505
Net change in unrealized appreciation (depreciation) on investments and translation of
other assets and liabilities denominated in foreign currencies	347,863	(1,399,393)
Net increase (decrease) in net assets resulting from operations	2,268,146	4,222,444
Distributions to shareholders from:
Net investment income:
Class A	(154,424)	(365,627)
Class A1	(787,614)	(3,152,499)
Class C	(25,572)	(83,256)
Advisor Class	(125,466)	(122,273)
Total distributions to shareholders	(1,093,076)	(3,723,655)
Capital share transactions: (Note 2)
Class A	6,779,214	1,244,640
Class A1	(2,715,464)	(11,725,704)
Class C	785,133	258,547
Advisor Class	1,810,918	6,044,410
Total capital share transactions	6,659,801	(4,178,107)
Net increase (decrease) in net assets	7,834,871	(3,679,318)
Net assets:
Beginning of period	85,701,514	89,380,832
End of period	$93,536,385	$85,701,514
Distributions in excess of net investment income included in net assets:
End of period	$(211,983)	$(18,218)

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 25

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class A1, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

26 | Semiannual Report

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Statement of Investments, had been entered into on March 31, 2015.

d. Securities Purchased on a When-Issued and TBA Basis

The Fund purchases securities on a when-issued and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterpar-ties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA)

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Semiannual Report | 27

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

e. Derivative Financial Instruments (continued)

master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counter-party under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the coun-terparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

See Note 8 regarding other derivative information.

28 | Semiannual Report

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

f. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

g. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of March 31, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately in the Statement of Operations. Dividend income is recorded on the ex-dividend date except for certain foreign securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Net investment income, not including class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

i. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At March 31, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	March 31, 2015		September 30, 2014
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	1,056,976	$10,062,033	584,901	$5,504,941
Shares issued in reinvestment of distributions	14,144	134,969	34,289	322,045
Shares redeemed	(359,688)	(3,417,788)	(488,092)	(4,582,346)
Net increase (decrease)	711,432	$6,779,214	131,098	$1,244,640
Class A1 Shares:
Shares sold	402,727	$3,849,906	380,552	$3,576,268
Shares issued in reinvestment of distributions	73,552	701,967	296,205	2,783,288
Shares redeemed	(762,887)	(7,267,337)	(1,924,907)	(18,085,260)
Net increase (decrease)	(286,608)	$(2,715,464)	(1,248,150)	$(11,725,704)
Class C Shares:
Shares sold	111,188	$1,059,756	74,574	$702,373
Shares issued in reinvestment of distributions	2,521	24,049	8,282	77,808
Shares redeemed	(31,438)	(298,672)	(55,574)	(521,634)
Net increase (decrease)	82,271	$785,133	27,282	$258,547
Advisor Class Shares:
Shares sold	267,929	$2,546,385	770,438	$7,278,538
Shares issued in reinvestment of distributions	11,128	106,121	4,536	42,681
Shares redeemed	(88,395)	(841,588)	(136,092)	(1,276,809)
Net increase (decrease)	190,662	$1,810,918	638,882	$6,044,410

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.400%	First $250 million
0.380%	Over $250 million, up to and including $500 million
0.360%	In excess of $500 million

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$4,956
CDSC retained	$160

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended March 31, 2015, the Fund paid transfer agent fees of $60,519, of which $27,607 was retained by Investor Services.

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to October 1, 2013, the waiver was accounted for as a reduction to management fees.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended March 31, 2015, there were no credits earned.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At September 30, 2014, capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2015	$4,099,588
2016	2,076,095
2017	2,449,042
2018	6,929,694
2019	8,155,073
Capital loss carryforwards not subject to expiration:
Short term	1,712,973
Long term	—
Total capital loss carryforwards	$25,422,465

At March 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$136,238,649

Unrealized appreciation	$3,274,867
Unrealized depreciation	(731,380)
Net unrealized appreciation (depreciation)	$2,543,487

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of mortgage dollar rolls and paydown losses.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2015, aggregated $410,800,681 and $397,615,869, respectively.

7. Credit Risk and Defaulted Securities

At March 31, 2015, the Fund had 14.80% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At March 31, 2015, the aggregate value of this security was $84,326, representing 0.09% of the Fund’s portfolio. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Other Derivative Information

At March 31, 2015, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and			Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Interest rate contracts	Variation margin / Net assets			Net assets consist of – net
	unrealized			unrealized appreciation
	appreciation (depreciation)	$49,660	[a]	(depreciation)	$14,543	[a]

Foreign exchange contracts	Unrealized appreciation on			Unrealized depreciation on
	forward exchange contracts	40,680		forward exchange contracts	—

Credit contracts	Unrealized appreciation on			Unrealized depreciation on
	OTC swap contracts	2,376		OTC swap contracts / OTC
				swaps (premiums received)	4,023

aIncludes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

For the period ended March 31, 2015, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

			Change in
			Unrealized
Derivative Contracts		Realized	Appreciation
Not Accounted for as		Gain (Loss)	(Depreciation)
Hedging Instruments	Statement of Operations Locations	for the Period	for the Period
Interest rate contracts	Net realized gain (loss) from futures contracts / Net change in
	unrealized appreciation (depreciation) on investments	$337,442	$27,280
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net
	change in unrealized appreciation (depreciation) on translation
	of other assets and liabilities denominated in foreign currencies	19,544	31,115
Credit contracts	Net realized gain (loss) from swap contracts / Net change in
	unrealized appreciation (depreciation) on investments	4,512	(1,587)

For the period ended March 31, 2015, the average month end fair value of derivatives represented 0.05% of average month end net assets. The average month end number of open derivative contracts for the period was 10.

At March 31, 2015, the Fund’s OTC derivative assets and liabilities, are as follows:

	Gross and Net Amounts of Assets and Liabilities
	Presented in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$40,680	$—
Swap contracts	2,376	4,023
Total	$43,056	$4,023

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Other Derivative Information (continued)

At March 31, 2015, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received	Received	than zero)
Counterparty
DBAB	$40,680	$—	$—	$—	$40,680
FBCO	2,376	(2,376)	—	—	—
Total	$43,056	$(2,376)	$—	$—	$40,680

At March 31, 2015, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:

Amounts Not Offset in the
Statement of Assets and Liabilities
Gross and
	Net Amounts of	Financial	Financial
	Liabilities Presented	Instruments	Instruments	Cash	Net Amount
	in the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
DBAB	$—	$—	$—	$—	$—
FBCO	4,023	(2,376)	—	—	1,647
Total	$4,023	$(2,376)	$—	$—	$1,647

See Note 1(e) regarding derivative financial instruments.

See Abbreviations on page 36.

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2015, the Fund did not use the Global Credit Facility.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks[a]	$928,540	$—	$—	$928,540
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	32,011,481	—	32,011,481
Mortgage-Backed Securities	—	91,804,606	—	91,804,606
Short Term Investments	4,659,994	9,377,515	—	14,037,509
Total Investments in Securities	$5,588,534	$133,193,602	$—	$138,782,136
Other Financial Instruments
Futures Contracts	$49,660	$—	$—	$49,660
Forward Exchange Contracts	—	40,680	—	40,680
Swap Contracts	—	2,376	—	2,376
Total Other Financial Instruments	$49,660	$43,056	$—	$92,716

Liabilities:
Other Financial Instruments
TBA sale commitments	$—	$2,838,622	$—	$2,838,622
Futures Contracts	14,543	—	—	14,543
Total Other Financial Instruments	$14,543	$2,838,622	$—	$2,853,165

aFor detailed categories, see the accompanying Statement of Investments.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations
Counterparty		Currency	Selected Portfolio
DBAB	DBAB Deutsche Bank AG	EUR Euro	CDO	Collateralized Debt Obligation
FBCO	Credit Suisse Group AG		MFM	Multi-Family Mortgage
			PC	Participation Certificate
			PL	Project Loan
			REIT	Real Estate Investment Trust
			SF	Single Family
			SFR	Single Family Revenue

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Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 24, 2015, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin Strategic Mortgage Portfolio (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates, as well as marketing support payments made to financial intermediaries. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments (FTI) from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the FTI organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager. The Board also received a report on all marketing support payments made by FTI to financial intermediaries during the past year.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of shares of different funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address cybersecurity threats. Additionally, the Board noted the Manager’s continued attention to pricing and valuation issues, particularly with respect to complex securities. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded

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SHAREHOLDER INFORMATION

Board Review of Investment Management

Agreement (continued) collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by FTI to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its continued subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed its investment performance during 2014, as well as during the 10-year period ended December 31, 2014, in comparison to a performance universe consisting of all retail and institutional U.S. mortgage funds as selected by Lipper. The income return for the Fund during 2014 and in each of the previous annualized three-, five- and 10-year periods as shown in the Lipper report was in the highest quintile of its Lipper performance universe. The Lipper report showed the Fund’s total return to also be in the highest performing quintile of its performance universe in 2014, and on an annualized basis to be in either the highest performing quintile or second-highest performing quintile of such universe for each of the previous three-, five- and 10-year periods. The Board was satisfied with the Fund’s comparative performance as set forth in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to a comparison of the management fees and total expense ratio of the Fund with those of a group of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the contractual investment management fee charged the Fund in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the contractual investment management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper expense comparisons showed that the contractual investment management fee rate for the Fund was in the least expensive quintile of its Lipper expense group and its actual total expense ratio was also in the least expensive quintile of such expense group. The Board was satisfied with the contractual investment management fee and total expenses of the Fund in comparison to its Lipper expense group.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2014, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, the Fund’s independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent,

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SHAREHOLDER INFORMATION

reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from personnel and systems enhancements necessitated by fund growth, increased leverage with service providers and counterparties, allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund’s investment management agreement provides an initial fee of 0.400% on the first $250 million of assets; 0.380% on the next $250 million of assets; and 0.36% on assets in excess of $500 million. The Fund had assets of approximately $91 million at the end of 2014, and the Board believes to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides for a sharing of benefits with the Fund and its shareholders as the Fund grows.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                                   N/A

Item 5. Audit Committee of Listed Registrants.                   N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  May 27, 2015